Supplemental Cash Flow Information	6 Months Ended
Jun. 30, 2017
SUPPLEMENTAL INFORMATION:
Supplemental Cash Flow Information

The following table includes supplemental cash flow information, including noncash investing and financing activity for the six-months period ended June 30, 2017 and 2016.

	Six-Months Ended June 30,
	2017	2016
Cash paid for interest	$-	$-

Note payable issued on acquisition	$1,333,334	$-

Conversion of notes payable-related party	$206,209	$-

Issuance of shares for acquisition	$2,666,666	$-